Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes

9. INCOME TAXES

Income (loss) before income taxes and equity in earnings of affiliates and provision for income taxes for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	2011	2012	2013
Income (loss) before income taxes and equity in earnings of affiliates
Domestic	¥(11,415)	¥(21,001)	¥17,156
Foreign	55,584	(10,936)	41,017

	¥44,169	¥(31,937)	¥58,173

Provision for income taxes:
Current:
Domestic	¥(2,821)	¥13,302	¥5,647
Foreign	24,322	19,007	15,432

	¥21,501	¥32,309	¥21,079

Deferred:
Domestic	¥415	¥(15,443)	¥(1,873)
Foreign	494	(8,643)	1,632

	¥909	¥(24,086)	¥(241)

Consolidated provision for income taxes	¥22,410	¥8,223	¥20,838

Total income taxes are allocated as follows:

	Millions of Yen
	2011	2012	2013
Provision for income taxes relating to continuing operations	¥22,410	¥8,223	¥20,838
Equity:
Foreign currency translation adjustments	(20)	(25)	121
Net unrealized gains and losses on securities	61	832	2,807
Net unrealized gains and losses on derivatives	(23)	39	259
Pension liability adjustments	(98)	(10,970)	1,994

Total	¥22,330	¥(1,901)	¥26,019

The Company and its domestic subsidiaries are subject to a number of income taxes, which, in the aggregate, represent a statutory income tax rate of approximately 41% for the years ended March 31, 2011 and 2012 and 38% for the year ended March 31, 2013.

The reconciliation of the statutory income tax (benefit) rate to the effective income tax rate is as follows:

	2011	2012	2013
Statutory tax (benefit) rate	41%	(41)%	38%
Nondeductible expenses	5	6	3
Change in valuation allowance	22	25	6
Tax credit for research and development and other	(2)	—	(2)
Unrecognized tax benefits	0	14	2
Taxes on undistributed earnings of foreign subsidiaries	0	1	0
Prior period tax accrual adjustment	0	(9)	0
Difference in statutory tax rates of foreign subsidiaries	(13)	(4)	(12)
Nondeductible goodwill impairment loss	—	13	—
Change in tax law and rate	—	23	—
Other, net	(2)	(2)	1

Effective tax rate	51%	26%	36%

The corporate tax rate has been changed due to the new laws enacted by the Japanese government on November 30, 2011. As a result of this change in tax law, the statutory tax rate has been reduced from approximately 41% to 38% during the period of March 31, 2013 to March 31, 2015, and to approximately 36% from March 31, 2016 onward. Consequently, the statutory tax rate of calculating deferred tax assets and liabilities that are expected to be settled and realized during the period of April 1, 2013 to March 31, 2015 is approximately 38% and from April 1, 2015 onward is approximately 36%.

Net deferred tax assets that existed at the enactment date were re-measured and reduced by ¥7,484 million and the resulting charge is reflected to provision for income taxes in the consolidated statements of operations for the fiscal year ended March 31, 2012.

The tax effects of temporary differences and carryforwards giving rise to the consolidated deferred tax assets and liabilities as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Deferred tax assets:
Accrued expenses	¥20,126	¥21,853
Property, plant and equipment	5,049	7,828
Accrued pension and severance costs	60,436	61,097
Net operating loss carryforwards	51,895	51,194
Goodwill and other intangible assets	6,453	7,204
Other	25,354	29,774

Total gross deferred tax assets	169,313	178,950
Less - Valuation allowance	(42,553)	(56,081)

Total deferred tax assets	126,760	122,869

Deferred tax liabilities:
Sales-type leases	(1,375)	(1,091)
Undistributed earnings of foreign subsidiaries and affiliates, etc.	(9,770)	(10,514)
Net unrealized gains and losses on securities	(2,815)	(6,183)
Other intangible assets	(15,531)	(14,993)
Other	(4,778)	(3,734)

Total deferred tax liabilities	(34,269)	(36,515)

Net deferred tax assets	¥92,491	¥86,354

Net deferred tax assets as of March 31, 2012 and 2013 are included in the consolidated balance sheets as follows:

	Millions of Yen
	2012	2013
Deferred income taxes and other (Current assets)	¥52,369	¥49,098
Lease deposits and other (Investments and other assets)	53,343	51,154
Accrued expenses and other (Current liabilities)	(2,957)	(1,383)
Deferred income taxes and other (Long-term liabilities)	(10,264)	(12,515)

Total	¥92,491	¥86,354

The valuation allowance during the years ended March 31, 2011, 2012 and 2013 increased by ¥6,942 million, ¥5,419 million and ¥13,528 million, respectively. The valuation allowance primarily relates to deferred tax assets of the consolidated subsidiaries with net operating loss carryforwards for tax purposes that are not expected to be realized.

In assessing the realizability of deferred tax assets, Ricoh considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and whether loss carryforwards are utilizable. Ricoh considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, Ricoh believes it is more likely than not that the deferred tax assets of these deductible differences, net of the existing valuation allowance will be realized. The amount of the deferred tax asset considered realizable, however, would be reduced if estimates of future taxable income during the carryforward period are reduced.

As of March 31, 2013, the Company and certain subsidiaries had net operating losses carried forward for income tax purposes of approximately ¥216,897 million which were available to reduce future taxable income, if any. Approximately ¥30,123 million of the operating losses will expire within 3 years, ¥59,940 million will expire within 4 years to 9 years and ¥100,736 million will expire within 10 years to 20 years. The remainder have indefinite carryforward period.

Ricoh has not recognized deferred tax liability for certain portion of the undistributed earnings of its foreign subsidiaries of ¥349,948 million as of March 31, 2013 because Ricoh intends to permanently reinvest such earnings. The calculation of the amount of unrecognized deferred tax liability related to these earnings is not practicable.

Reconciliations of the beginning and ending amount of unrecognized tax benefits are as follows:

	Millions of Yen
	2011	2012	2013
Beginning balance	¥12,050	¥10,453	¥16,293
Additions for tax positions of current year	12	4,588	2,817
Additions for tax positions of prior years	148	1,692	512
Reductions for tax positions of prior years	(313)	(269)	(436)
Settlements	(243)	(103)	(103)
Effect of exchange rate changes	(1,201)	(68)	2,620

Ending balance	¥10,453	¥16,293	¥21,703

Total amount of unrecognized tax benefits as of March 31, 2012 and 2013 that would reduce the effective tax rate, if recognized, are ¥11,489 million and ¥14,716 million, respectively.

Although Ricoh believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in the future periods. Based on each of the items of which Ricoh is aware as of March 31, 2013, no significant changes to the unrecognized tax benefits are expected within the next twelve months.

Ricoh recognizes interest and penalties related to unrecognized tax benefits in provision for income taxes in the consolidated statements of operations. Both interest and penalties accrued as of March 31, 2012 and 2013 and interest and penalties included in provision for income taxes for the years ended March 31, 2011, 2012 and 2013 are not material.

Ricoh files income tax returns in Japan and various foreign tax jurisdictions. In Japan, Ricoh is no longer subject to regular income tax examinations by the tax authority for fiscal years before 2009. While there has been no specific indication by the tax authority that Ricoh will be subject to a transfer pricing examination in the near future, the tax authority could conduct a transfer pricing examination for fiscal years after 2006. In other major foreign tax jurisdictions, Ricoh is no longer subject to income tax examinations by tax authority for fiscal years before 2006 and 2011 in the United States and United Kingdom, respectively.